Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 18,861	¥ (8,695)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	19,445	(10,801)
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	397	1,479
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	348	357
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	4,717	8,247
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	6,502	7,433
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	13,747	(18,421)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ 12,595	¥ (18,591)